Long-Term Debt - Additional Information (Details) $ in Millions				1 Months Ended			3 Months Ended		9 Months Ended
	Sep. 16, 2026 USD ($)	May 20, 2026 USD ($)	Apr. 01, 2026 USD ($)	Sep. 30, 2026 USD ($) treasury_lock_agreement	May 31, 2026 USD ($) treasury_lock_agreement	Mar. 31, 2026 USD ($) treasury_lock_agreement	Sep. 30, 2026 USD ($) treasury_lock_agreement	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) treasury_lock_agreement	Sep. 30, 2025 USD ($)	Mar. 30, 2026 USD ($)	Jun. 29, 2023 USD ($)
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31				1.12%			1.12%		1.12%
Debt instrument, face amount				$ 148			$ 148		$ 148
Proceeds from long-term debt, net of discount									1,847	$ 1,776
Repayments of Long-Term Debt									$ 1,229	623
Settled Debt Weighted Average Interest Rate				4.21			4.21		4.21
Debt instrument, maturity date, Description									maturity dates ranging from 2027 through 2058
Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period									0.00%
Settled Debt Interest Rate				0			0		0
Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period									1.74%
Settled Debt Interest Rate				7.84			7.84		7.84
Treasury lock agreements | Designated as Hedging Instrument
Debt Instrument [Line Items]
Debt instrument, face amount				$ 400			$ 400		$ 400		$ 600
Derivative, number of instruments held | treasury_lock_agreement				10		10	10		10
Debt instrument, term						10 years			7 years
Gain (loss) from termination of derivative instruments				$ 5		$ 3
Ineffectiveness recognized on hedge instruments							$ 0	$ 0	$ 0	$ 0
Treasury lock agreements | Designated as Hedging Instrument | Three Years [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 400
Derivative, number of instruments held | treasury_lock_agreement					1
Debt instrument, term					3 years
Gain (loss) from termination of derivative instruments					$ 1
Treasury lock agreements | Designated as Hedging Instrument | Thirty Years [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 175
Derivative, number of instruments held | treasury_lock_agreement					5
Debt instrument, term					30 years
Gain (loss) from termination of derivative instruments					$ 7
Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500	$ 500	$ 700
Interest rate	5.55%	4.625%
Proceeds from long-term debt, net of discount	$ 497
Accounts Payable, Interest-Bearing, Noncurrent	$ 250
Accounts payable, interest-bearing, interest rate	3.00%	3.625%
Senior notes—fixed rate | Senior Note 5.700% Due 2055 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Proceeds from long-term debt, net of discount		$ 498
Senior notes—fixed rate | Senior Note 5.200% Due 2036 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Interest rate			5.20%
Proceeds from long-term debt, net of discount			$ 695
Convertible Debt | Exchangeable Senior Note 3.625% Due 2026 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount												$ 1,035